AMEND
MENT TO
INVESTMENT
ADVISORY
AGREEMENT
    This AMENDMENT to the Investment
Advisory Agreement dated as of September 23,
2014 between THE TAIWAN FUND, INC., a
Maryland corporation of Two Avenue De
Lafayette, PO Box 5049 (02206-5049), Boston
MA 02111 (herein referred to as the "Fund"), and JF INTERNATIONAL MANAGEMENT,
INC., a corporation organized in the British
Virgin Islands with principal place of business at 21st Floor, Chater House, 8 Connaught Road,
Central, Hong Kong (herein referred to as the Adviser) (the Agreement) is entered into effective as of September 1, 2018.
WHERRAS, the Adviser proposes to change
advisory fee; and
WHEREAS, the Fund accepts the proposed
change to such fee.
Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings specified for such terms in the Agreement.

NOW, THEREFORE, the Fund and the Adviser agree to modify the Agreement as follows:

1.	Section 4. Section 4 of the Agreement
shall be deleted in its entirety and
replaced by the following:

4. The Fund agrees to pay to the Adviser in United States dollars, as full compensation for the services to be rendered and expenses to be borne by the Adviser hereunder, a monthly fee which, on an annual basis, is equal to 0.75% per annum of the value of the Fund's average daily net assets. All fees and charges payable by the Fund under this Agreement are exclusive of any taxes and shall be paid free of withholding or deduction. If there are any taxes imposed on the remuneration of the Adviser, then the remuneration will be grossed up accordingly such that the Adviser will receive an amount for remuneration as if the taxes were not imposed.
The fees payable to the Adviser shall be computed and accrued daily and paid monthly.
If the Adviser shall serve for less than any whole month, the foregoing compensation shall be prorated.

The value of the net assets of the Fund shall be detem1ined pursuant to the applicable provisions of the valuation policies of the Fund, as amended from time to time.

2.	Ratification. Except as modified and
amended hereby, the Agreement is
hereby ratified and confirmed in full
force and effect in accordance with its
terms.

Signature Page to Follow


	IN WITNESS WHEREOF, the parties
have executed and delivered this Amendment with the effective date set forth above.


THE TAIWAN FUND, INC.

By: /s/ William C. Kirby

Name: William C. Kirby

Title: Chairman



JF INTERNATIONAL MANAGEMENT INC.

By: /s/ Christopher Spelman

Name: Christopher Spelman

Title: Director